N-4	Jan. 30, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account
Entity Central Index Key	0000202713
Entity Investment Company Type	N-4
Document Period End Date	Jan. 30, 2026
Amendment Flag	false
Soloist
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective March 10, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
American Century Disciplined Core Value Fund - Investor Class	American Century Disciplined Value Fund - Investor Class

Soloist | American Century Disciplined Value Fund Investor Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Century Disciplined Value Fund - Investor Class